CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Entity Information [Line Items]
Revenues	$ 6,597	$ 4,652	$ 3,535
Direct operating costs	(3,395)	(2,208)	(1,509)
General and administrative expenses	(279)	(223)	(239)
Depreciation and amortization expense	(1,214)	(801)	(671)
Profit (loss) from operating activities	1,709	1,420	1,116
Interest expense	(904)	(555)	(428)
Share of earnings (losses) from investments in associates and joint ventures	224	(13)	118
Mark-to-market on hedging items	57	137	(66)
Gain on sale of associate	0	338	0
Other (expense) income	(158)	(157)	7
Income before income tax	928	1,170	747
Income tax expense
Current	(250)	(318)	(106)
Deferred	(28)	(46)	(67)
Net income	650	806	574
Attributable to:
Limited partners	52	192	11
General partner	159	137	113
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	22	81	1
Exchange LP Units	0	0	0
Interest of others in operating subsidiaries	417	396	449
Limited Partners
Income tax expense
Net income	$ 52	$ 192	$ 11
Basic and diluted income (loss) per unit attributable to:
Limited partners	$ 0.07	$ 0.59	$ (0.04)